Investment Objectives and Goals	Sep. 12, 2025
REX-Osprey(TM) XRP ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – REX-OSPREY™ XRP ETF
Objective [Heading]	Effective May 10, 2026, the following information hereby replaces in its entirety the information under the section titled “INVESTMENT OBJECTIVE” of the Fund’s summary section of its Prospectus:
Objective, Primary [Text Block]	REX-OspreyTM XRP ETF (the “Fund”) seeks investment results of the performance, before fees and expenses, of XRP (“XRP” or the “Reference Asset”).
REX-Osprey(TM) DOGE ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – REX-OSPREY™ DOGE ETF
Objective [Heading]	Effective May 10, 2026, the following information hereby replaces in its entirety the information under the section titled “INVESTMENT OBJECTIVE” of the Fund’s summary section of its Prospectus:
Objective, Primary [Text Block]	REX-OspreyTM DOGE ETF (the “Fund”) seeks investment results of the performance, before fees and expenses, of Dogecoin (“DOGE” or the “Reference Asset”).